Significant Accounting Policies (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 27, 2022	Jan. 28, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Cash			$ 68,525		$ 68,525		$ 652,395	$ 235,864
Cash equivalents
Stock-based compensation expense
Shares granted (in Shares)		16,666
Estimated fair value		$ 123,900
Price per share (in Dollars per share)		$ 7.38
Unrecognized tax benefits
Accrued interest and penalties
Federal depository insurance coverage			$ 250,000		$ 250,000		$ 250,000
Diluted per share (in Shares)					11,843,500		11,843,500
Redemption value per share (in Dollars per share)			$ 11.19		$ 11.19		$ 10.91	$ 10.14
Trust account	$ 115,000,000							$ 3,435,000
Effective tax rate			7.74%	40.17%	16.88%	57.22%	23.96%	68.10%
Statutory tax rate			21.00%	21.00%			21.00%	21.00%